Segment Information - Schedule of Sales by Products and Services Offering (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Net sales	$ 1,005.7	$ 1,134.1	$ 1,903.0	$ 2,188.9	$ 4,431.2	$ 4,285.6	$ 3,879.4
Critical infrastructure & solutions
Revenue from External Customer [Line Items]
Net sales	552.2	636.4	1,013.7	1,245.4	$ 2,632.6	$ 2,451.8	$ 2,136.5
Critical infrastructure & solutions | Restatement Adjustment
Revenue from External Customer [Line Items]
Net sales		(36.2)		(65.8)
Services & spares
Revenue from External Customer [Line Items]
Net sales	315.7	336.7	621.9	642.9
Services & spares | Restatement Adjustment
Revenue from External Customer [Line Items]
Net sales		10.8		10.7
Integrated rack solutions
Revenue from External Customer [Line Items]
Net sales	$ 137.8	161.0	$ 267.4	300.6
Integrated rack solutions | Restatement Adjustment
Revenue from External Customer [Line Items]
Net sales		$ 25.4		$ 55.1